Provisions - Schedule of Changes in Provisions (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Total Current provisions
Provisions
Other provisions at beginning of period	€ 118
Increases	10
Decreases	(68)
Currency translation adjustments	0
Other provisions at end of period	60
Provisions for disputes
Provisions
Other provisions at beginning of period	90
Increases	10
Decreases	(40)
Currency translation adjustments	0
Other provisions at end of period	60
Provisions for charges
Provisions
Other provisions at beginning of period	28
Increases	0
Decreases	(28)
Currency translation adjustments	0
Other provisions at end of period	€ 0